Consolidated Balance Sheets (Unaudited) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Cash and equivalents	$ 758	$ 905
Restricted cash	22	74
Accounts receivable, net	1,239	1,092
Inventories, net	406	364
Other current assets	279	267
Total current assets	2,704	2,702
Property and equipment, net	1,528	1,576
Equity in net assets of non-consolidated affiliates	547	439
Intangible assets, net	366	402
Other non-current assets	89	89
Total assets	5,234	5,208
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term debt, including current portion of long-term debt	81	78
Accounts payable	1,173	1,203
Accrued employee liabilities	184	196
Other current liabilities	297	365
Total current liabilities	1,735	1,842
Long-term debt	507	483
Employee benefits	509	526
Deferred income taxes	187	190
Other non-current liabilities	229	217
Shareholders' equity:
Preferred stock (par value $0.01, 50 million shares authorized, none outstanding)
Common stock (par value $0.01, 250 million shares authorized, 52 million issued and outstanding and 51 million shares issued and outstanding, respectively)	1	1
Stock warrants	13	29
Additional paid-in capital	1,156	1,099
Retained earnings	192	86
Accumulated other comprehensive income	18	50
Treasury stock	(7)	(5)
Total Visteon Corporation shareholders' equity	1,373	1,260
Non-controlling interests	694	690
Total shareholders' equity	2,067	1,950
Total liabilities and shareholders' equity	$ 5,234	$ 5,208